Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Investments in Equity Instruments at Fair Value Through Other Comprehensive Income (Detail)
$ in Thousands, $ in Thousands
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments at FVTOCI	$ 755,903	$ 25,272	$ 580,399
Unquoted ordinary shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments at FVTOCI	565,028	18,891	532,047
Limited partnership [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments at FVTOCI	32,157	1,075	39,669
Unquoted preferred shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments at FVTOCI	$ 158,718	$ 5,306	$ 8,683